Income Tax And Social Contribution - Summary of Reconciliation of Income Tax And Social Contribution (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income / (loss) After Taxes on Company formation	R$ 304,566
Taxes on Company formation(c)	206,592	R$ 0	R$ 0
Income / (loss) before income tax and social contribution excluding Taxes on Company formation	511,158	637,405
Income tax and social contribution at the rate of 34%	(173,794)	(228,958)
Benefit of expenses with research and technological innovation - Law nº 11.196 / 05 (a)	19,228
Tax incentives	12,457	10,794
Subsidy for investments (b)	24,864	12,505
Effect from differences of tax rates of entities abroad	26,907	14,077
Recognition of prior-year tax losses – USA and Mexico		70,065
Taxation of profits of subsidiaries abroad	(60,305)	(12,694)
Unrecognized tax loss in the year	(8,893)	(11,799)
Tax Benefits of interest on equity (IOE)	37,628	40,208
Income tax contingency in international operations	(13,120)
Post-employment healthcare plan		30,082
Exercise of stock options and restricted stock plans	9,697
Other permanent differences	(23,769)	(49,306)
Income tax and social contribution expenses	(149,099)	(125,026)	R$ (300,941)
Income tax and social contribution - current	(94,781)	(182,324)
Income tax and social contribution - deferred	R$ (54,318)	R$ 57,298
Effective Rate	29.20%	18.60%